Consolidated Balance Sheet - CAD ($) $ in Millions	Jan. 31, 2026		Oct. 31, 2025
Assets
Cash and Cash Equivalents	$ 67,378	[1]	$ 67,484
Interest Bearing Deposits with Banks	2,870		2,838
Securities (Note 2)
Trading	195,815		192,303
Fair value through profit or loss	22,505		21,354
Fair value through other comprehensive income	110,894		113,209
Debt securities at amortized cost	92,117		96,610
Securities (Note 2)	421,331		423,476
Securities Borrowed or Purchased Under Resale Agreements	109,725		129,421
Loans (Note 3)
Residential mortgages	194,089		196,033
Consumer instalment and other personal	91,841		92,741
Credit cards	12,120		12,649
Business and government	375,252		380,788
Loans gross of allowance for loan losses	673,302		682,211
Allowance for credit losses (Note 3)	(5,067)		(5,050)
Loans, net	668,235		677,161
Other Assets
Derivative instruments	69,398		57,151
Customers’ liability under acceptances	1,081		711
Premises and equipment	6,140		6,252
Goodwill	16,619		16,797
Intangible assets	5,015		4,758
Current tax assets	2,181		1,970
Deferred tax assets	2,602		2,732
Receivable from brokers, dealers and clients	45,203		43,167
Other	40,354		42,884
Other Assets	188,593		176,422
Total Assets	1,458,132		1,476,802
Liabilities and Equity
Deposits (Note 4)	954,789		976,202
Other Liabilities
Derivative instruments	65,392		58,729
Acceptances	1,081		711
Securities sold but not yet purchased	47,409		54,876
Securities lent or sold under repurchase agreements	132,280		134,967
Securitization and structured entities’ liabilities	56,809		51,562
Insurance-related liabilities (Note 5)	21,204		20,436
Payable to brokers, dealers and clients	43,335		45,170
Other	41,670		37,549
Other Liabilities	409,180		404,000
Subordinated Debt (Note 4)	8,412		8,500
Total Liabilities	1,372,381		1,388,702
Equity
Contributed surplus	379		373
Retained earnings	47,718		47,377
Accumulated other comprehensive income	6,194		7,986
Total shareholders’ equity	85,705		88,051
Non-controlling interest in subsidiaries	46		49
Total Equity	85,751		88,100
Total Liabilities and Equity	1,458,132		1,476,802
Preferred shares and other equity instruments
Equity
Issued capital	7,706		8,956
Total Equity	7,706		8,956
Common shares
Equity
Issued capital	23,708		23,359
Total Equity	$ 23,708		$ 23,359

[1]	We are required to maintain reserves or minimum balances with certain central banks, regulatory bodies and counterparties, totalling $87 million as at January 31, 2026 ($108 million as at October 31, 2025).